Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Disclosure [Abstract]
Summary of Changes in Non-cash Working Capital

	Year ended December 31
	2024	2023
Cash provided by (used in):
Accounts receivable	1,761	15,096
Biological assets	134	(4,888)
Inventory	2,448	(17,411)
Prepaid expenses and deposits	6,290	(3,515)
Assets held for sale	—	2,081
Investments	256	692
Right of use assets	(1,494)	(3,450)
Property, plant and equipment	156	(97)
Accounts payable and accrued liabilities	(18,344)	(20,809)
Lease liabilities	2,350	3,496
	(6,443)	(28,805)

Changes in non-cash working capital relating to:
Operating	(7,447)	(32,875)
Investing	383	4,028
Financing	621	42
	(6,443)	(28,805)